Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share (EPS)
Net income	$ 7,141	$ 2,692
Net income from continuing operation available to common shareholders	$ 7,141	$ 2,692
Weighted average shares used in calculation of basic EPS	9,980,733	10,404,784
Weighted average shares used in calculation of diluted EPS	9,980,733	10,404,784
Earnings per common share:
Income from continuing operations (in dollars per share)	$ 0.72	$ 0.26
Income from discontinued operations (in dollars per share)	0.00	0.00
Net Income (in dollars per share)	0.72	0.26
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	0.72	0.26
Income from discontinued operations (in dollars per share)	0.00	0.00
Net income (in dollars per share)	$ 0.72	$ 0.26